Income taxes (Details 2) (Maximum)	6 Months Ended
Jun. 30, 2012 Y
Brazil
Income taxes
Number of years for which operations are subject to an examination by income tax authorities	5
Canada
Income taxes
Number of years for which operations are subject to an examination by income tax authorities	7
Indonesia
Income taxes
Number of years for which operations are subject to an examination by income tax authorities	10